Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
(9)	Intangible Assets

Intangible assets consist primarily of contracts acquired through the Anteon and JJMA transactions. The table below shows intangible assets as of December 31, 2013 and September 30, 2013.

	December 31, 2013			September 30, 2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(110,015)	$1,620	$111,635	$(109,795)	$1,840
Internal use software and engineering designs	3,182	(3,067)	115	3,182	(2,982)	200

Total	$114,817	$(113,082)	$1,735	$114,817	$(112,777)	$2,040

The weighted-average remaining amortization period of intangible assets was approximately 18 months at December 31, 2013 and September 30, 2013. Amortization expense was approximately $305 thousand and $1.5 million for the quarters ended December 31, 2013 and 2012. Estimated aggregate amortization expense for the next five years and thereafter is as follows.

(In thousands)

2014 (for the remainder of the fiscal year)	$773
2015	737
2016	141
2017	51
2018	33
2019	—
Thereafter	—

$1,735

(10) Intangible Assets

The Company accounts for intangible assets according to ASC 350 Intangibles – Goodwill and Other. Intangible assets consist primarily of contracts acquired in the JJMA transaction. The table below shows the intangible assets as of September 30, 2013 and 2012.

	September 30, 2013			September 30, 2012
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	(109,795)	1,840	$111,635	$(106,935)	$4,700
Internal use software and engineering designs	3,182	(2,982)	200	3,182	(2,640)	542

Total	$114,817	(112,777)	2,040	$114,817	$(109,575)	$5,242

The weighted-average remaining amortization period of intangible assets was approximately 20 months at September 30, 2013. Amortization expense was approximately $3.2 million, $6.5 million, and $7.0 million for the years ended September 30, 2013, 2012 and 2011. Estimated aggregate amortization expense for the next five years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2014	1,079
2015	736
2016	141
2017	51
2018	33

$2,040